COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2018	Dec. 31, 2022
Other Commitments [Line Items]
Operating lease monthly lease payments	$ 75
Operating sublease monthly payments receivable	$ 87
Operating leases remaining rental income		$ 500
Operating sublease expiration description	May 2023